Expenses by nature and function (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 50,535	$ 79,815	$ 81,571
Technology And Development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	15,906	26,718	25,021
Marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	3,379	11,448	16,619
Customer Service And Operations [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	11,351	15,900	15,870
General And Administration [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 19,899	$ 25,749	$ 24,061